Employee Benefits - Summary of Movements in Stock Options Until The Transaction Date (Detail)	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2021 Options	Dec. 31, 2021 Units	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	20,964			5,402	0
Granted during the year	11,145			15,562	5,402
Settled during the year	(1,254)			0	0
Outstanding	30,385	8,880,029	8,880,029	20,964	5,402
Forfeited during the year	(470)			0	0
Management Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Granted during the year	11,145			7,230	5,402
Settled during the year	0			0	0
Outstanding | Units			7,253,823
Forfeited during the year	0			0	0
Employee Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Granted during the year	0			8,332	0
Settled during the year	(1,254)			0	0
Outstanding | Units			1,626,206
Forfeited during the year	(470)			0	0